SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15. SUBSEQUENT EVENTS

On January 6, 2014, the Company entered into a Master Development and Commercialization Agreement, effective as of December 23, 2013 (the “Co-Development Agreement”), with Leica Biosystems Newcastle Ltd. (“Leica”), pursuant to which the Company and Leica will collaborate on the development of a companion diagnostic to be used in the clinical development of onapristone, the Company’s lead product candidate being developed for the treatment of breast endometrial and prostate cancers. Under the terms of the Co-Development Agreement, the Company will sponsor and conduct clinical trials for onapristone, and Leica will develop and validate a companion diagnostic to be used to identify patients with activated progestin receptors, who the Company believes are most likely to respond to treatment with onapristone. The Co-Development Agreement contemplates that the parties will enter into separate project agreements from time to time that will specify the details of each party’s responsibilities, including services to be performed, deliverables and compensation, with respect to various phases of the planned development of the companion diagnostic. On March 21, 2014, the Company and Leica entered into the first project agreement under the Co-Development Agreement relating to services to be performed in support of the Company’s ongoing Phase I clinical trials and planned Phase II clinical trial of onapristone.

On January 8, 2014, the Company and Leica also entered into a License Agreement, effective as of December 23, 2013, pursuant to which each party granted to the other a license to their respective intellectual property to enable each other to carry out their respective obligations in the co-development of the companion diagnostic, including their rights under the Co-Development Agreement. Pursuant to the terms of this license agreement, Leica agreed to pay to the Company certain milestone payments and a single-digit royalty on commercial net sales of the companion diagnostic product to be developed. Further, during the period of the co-development of the companion diagnostic, and for a period of three years following the first commercial sale, Leica agrees not to commercially practice the rights licensed by the Company in connection with, or support the registration or commercialization of, any third party therapeutic agent or product having the same or substantially similar mechanism of action as onapristone; provided, that such period may be extended through the expiration of the last Company patent containing a companion diagnostic claim at the Company’s option by the payment of extension fees specified in the license agreement.

On February 24, 2014, the Company appointed Lawrence A. Kenyon to serve as its Chief Financial Officer, effective immediately. The terms of Mr. Kenyon’s employment with the Company are set forth in an Employment Agreement (the “Employment Agreement”). The Employment Agreement provides for a term of three years (the “Term”), subject to automatic renewal for successive one-year periods unless either party provides the other party with at least 90 days’ notice of nonrenewal. Pursuant to the Employment Agreement, Mr. Kenyon will receive an initial annualized base salary of $275,000. The Employment Agreement further provides that, subject to the successful achievement of specific performance objectives to be established by Mr. Kenyon and the Chief Executive Officer and approved by the Board, Mr. Kenyon will be eligible to receive an annual performance bonus of up to 30% of his annualized base salary. The Company has also agreed to pay to Mr. Kenyon $100,000 following his relocation to an area near the Company’s headquarters, which amount is subject to repayment as described in the Employment Agreement in the event of Mr. Kenyon’s voluntary termination of his employment (other than for “Good Reason,” as defined in the Employment Agreement) or the Company’s termination of his employment for “Cause” (as defined in the Employment Agreement).

Pursuant to the Employment Agreement, Mr. Kenyon was granted a 10-year option to purchase a total of 223,445 shares of the Company’s common stock at an exercise price equal to $2.23 per share. The right to purchase 25% of the shares will vest and become exercisable on February 24, 2015, and thereafter the remaining shares will vest and become exercisable in 24 equal monthly installments. Effective as of the close of business on October 31, 2014 and subject to Mr. Kenyon’s continued employment with the Company, Mr. Kenyon will also be granted a ten-year option to purchase an additional number of shares of the Company’s common stock equal to 0.90% of the number of shares of common stock issued by the Company, if any, upon the exercise of the Company’s outstanding 2012 Series B and 2013 Series E Common Stock Purchase Warrants expiring on October 31, 2014. Such option will be granted at an exercise price equal to the fair market value of the Company’s common stock on October 31, 2014, and will vest and become exercisable as to 25% of the shares on October 31, 2015 and as to the remaining shares in 24 equal monthly installments thereafter.

On February 26, 2014, the Company entered into an Exclusive Patent License Agreement (the “License Agreement”) with the Regents of the University of Minnesota (the “University”), pursuant to which the Company was granted an exclusive, worldwide, royalty-bearing license for the rights to develop and commercialize technology embodied by certain patent applications relating to a gene expression signature derived from archived breast cancer tissue samples. The Company plans to develop and commercialize this technology as a tool to identify progesterone-stimulated pathway activation, which in turn may identify patients who would most likely benefit from treatment with the Company’s lead compound, onapristone, an anti-progestin therapeutic aimed at treatment of men’s and women’s cancers.

The License Agreement requires the Company to use its commercially reasonable efforts to commercialize the licensed technology as soon as practicable, and includes several performance milestones relating to the development and commercialization of the technology to be achieved by the Company at specified dates beginning in the second quarter of 2014 and continuing during the term of the License Agreement. Under the terms of the License Agreement, the Company is required to make a small one-time cash payment to the University within five business days of the License Agreement and to reimburse the University for past patent expenses it has incurred. The License Agreement also provides that the Company will pay royalties to the University on net sales of “Licensed Products” (as defined in the License Agreement) at a rate in the low-single digits, which royalty obligation terminates on a licensed product-by-licensed product and country-by-country basis upon the first date when there is no longer a valid claim under a licensed patent or patent application covering such licensed product in the country where the licensed product is made or sold.

The term of the License Agreement continues until the last date on which there is any active licensed patent or pending patent application. The University may terminate the License Agreement earlier upon a breach by the Company of one or more of its obligations that remains uncured for a period specified in the License Agreement. The University may also terminate the License Agreement if the Company voluntarily files for bankruptcy or similar proceeding, or if a petition for an involuntary bankruptcy proceeding is filed and is not released for 60 days. The University may terminate the Licensed Agreement immediately upon notice if the Company commences or maintains a proceeding in which it asserts the licensed patents are invalid or unenforceable. The Company may terminate the Licensed Agreement at any time and for any reason upon 90 days’ written notice.

The License Agreement further provides that the Company will indemnify and hold the University and its affiliates harmless from any and all suits, actions, claims, liabilities, demands, damages, losses or expenses relating to the Company’s exercise of its rights under the License Agreement, including its right to commercialize the licensed technology. The University is required to indemnify the Company with respect to claims relating to or resulting from its breach of the License Agreement.